Nature of business and organization (Details)	12 Months Ended
Dec. 31, 2024
M C Hologram Inc M C [Member]
Restructuring Cost and Reserve [Line Items]
Name	MC Hologram Inc (“MC”)
Ownership	100% owned by MicroCloud
Background	Registered capital of USD 50,000
Quantum Edge HK Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Quantum Edge HK Limited (“Mengyun HK”)
Ownership	100% owned by MC
Background	Registered capital of HK 10,000
Beijing Xihuiyun Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Beijing Xihuiyun Technology Co., Ltd. (“Beijing Xihuiyun”)
Ownership	100% owned by Mengyun HK
Background	Registered capital of USD 30,000,000
Shanghai Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Mengyun Holographic Technology Co., Ltd. (“Shanghai Mengyun”)
Ownership	81.63% owned by Beijing Xihuiyun and 18.37% owned by Mengyun HK
Background	Registered capital of RMB 27,000,000
Shenzhen Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Mengyun Holographic Technology Co., Ltd. (“Shenzhen Mengyun”)
Ownership	100% owned by Shanghai Mengyun
Background	Registered capital of RMB 10,000,000
Shenzhen Qianhai Youshi Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Qianhai Youshi Technology Co., Ltd. (“Qianhai Youshi”)
Ownership	100% owned by Shanghai Mengyun
Background	Registered capital of RMB 10,000,000
Shenzhen Yijia Network Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yijia Network Technology Co., Ltd. (“Yijia Network”)
Ownership	100% owned by Qianhai Youshi
Background	Registered capital of RMB 10,000,000
Horgos Youshi Network Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Youshi Network Technology Co., Ltd. (“Horgos Youshi”)
Ownership	100% owned by Qianhai Youshi
Background	Registered capital of RMB 10,000,000
Horgos Weiyi Software Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Weiyi Software Technology Co., Ltd. (“Horgos Weiyi”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 10,000,000
Shenzhen Broad Vision Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen BroadVision Technology Co., Ltd. (“Shenzhen Bowei”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 10,000,000
Mcloudvr Software Network Technology HK Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Mcloudvr Software Network Technology HK Co., Limited (“Mcloudvr HK”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of HKD 100,000
Shenzhen Tianyuemeng Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Tianyuemeng Technology Co., Ltd. (“Shenzhen Tianyuemeng”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 20,000,000
Shenzhen Yunao Hongxiang Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yunao Hongxiang Technology Co., Ltd. (“Shenzhen Yunao”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 5,000,000
Broadvision Intelligence Hong Kong Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Broadvision Intelligence (Hong Kong), Ltd. (“Broadvision HK”)
Ownership	100% owned by Shenzhen Bowei
Background	Registered capital of HKD 10,000
Horgos Broad Vision Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos BroadVision Technology Co., Ltd. (“Horgos Bowei”)
Ownership	100% owned by Shenzhen Bowei
Horgos Tianyuemeng Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Tianyuemeng Technology Co., Ltd. (“Horgos Tianyuemeng”)
Ownership	100% owned by Shenzhen Tianyuemeng
Background	Registered capital of RMB 1,000,000
Ocean Cloud Technology Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Ocean Cloud Technology Co., Limited. (“Ocean HK”)
Ownership	56% owned by Mcloudvr HK
Background	Registered capital of HKD 10,000
Shenzhen Haiyun Xinsheng Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Haiyun Xinsheng Technology Co., Ltd. (“Shenzhen Haiyun”)
Ownership	100% owned by Ocean HK
Background	Registered capital of RMB 300,000
Shenzhen Haiyun Xingchen Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Haiyun Xingchen Technology Co., Ltd. (“Haiyun Xingchen”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 300,000
Yichang Ji Yue Technology Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Yichang Ji Yue Technology Ltd. (“Yichang Ji Yue”)
Ownership	100% owned by Haiyun Xingchen
Background	Registered capital of RMB 1,000,000
Bei Jing Ji Yue Technology Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	BeiJing Ji Yue Technology Ltd. (“BeiJing Ji Yue”)
Ownership	100% owned by Yichang Ji Yue
Background	Registered capital of RMB 500,000
Shenzhen Tata Mutual Entertainment Information Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Tata Mutual Entertainment Information Technology Co., Ltd. (“Shenzhen Tata”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 5,000,000
Shenzhen Youmi Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Youmi Technology Co., Ltd. (“Shenzhen Youmi”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 5,000,000
Shenzhen Yushian Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yushian Technology Co., Ltd. (“Shenzhen Yushian”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 1,000,000
Horgos Tata Mutual Entertainment Information Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Tata Mutual Entertainment Information Technology Co., Ltd. (“Horgos Tata”)
Ownership	100% owned by Shenzhen Tata
Background	Registered capital of RMB 5,000,000
Horgos Youmi Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Youmi Technology Co., Ltd. (“Horgos Youmi”)
Ownership	100% owned by Shenzhen Youmi
Background	Registered capital of RMB 5,000,000
Horgos Yushian Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Horgos Yushian Technology Co., Ltd. (“Horgos Yushian”)
Ownership	100% owned by Shenzhen Yushian
Background	Registered capital of RMB 5,000,000
Kashgar Youshi Information Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Kashgar Youshi Information Technology Co., Ltd. (“Kashgar Youshi”)
Ownership	100% owned by Qianhai Youshi
Background	Registered capital of RMB 5,000,000
Beijing Weixiaohai Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Beijing Weixiaohai Technology Co., Ltd. (“Beijing Weixiaohai”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 8,000,000